UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jul-10

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          83

Form 13F Information Table Value Total:     $ 80,416

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1220    15449 SH       Sole                     1840             13609
                                                                41      525 SH                                                   525
Apple Computer Inc             COM              037833100      428     1700 SH       Sole                                       1700
Archer-Daniels-Midland Company COM              039483102     1105    42795 SH       Sole                     5500             37295
                                                                11      425 SH                                                   425
Auto Data Processing           COM              053015103     1468    36472 SH       Sole                     4000             32472
                                                                63     1555 SH                                                  1555
Bank of America Corp.          COM              060505104      781    54348 SH       Sole                     5540             48808
                                                               427    29710 SH                                                 29710
Becton, Dickinson & Company    COM              075887109     1613    23856 SH       Sole                     3005             20851
                                                                83     1225 SH                                                  1225
Bemis Company                  COM              081437105     1289    47754 SH       Sole                     6030             41724
                                                                63     2350 SH                                                  2350
Berkshire Hathaway, Inc. New C COM              084670207      231     2900 SH       Sole                                       2900
C.R. Bard Inc.                 COM              067383109     1609    20752 SH       Sole                     2570             18182
                                                                78     1010 SH                                                  1010
CenturyTel, Inc.               COM              156700106     1345    40388 SH       Sole                     4895             35493
                                                                18      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1574    31474 SH       Sole                     2885             28589
                                                                53     1050 SH                                  50              1000
Cognizant Technology Solutions COM              192446102     1805    36060 SH       Sole                     4815             31245
                                                                28      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564      855    15566 SH       Sole                     1950             13616
                                                                15      275 SH                                                   275
Colgate Palmolive              COM              194162103      236     3000 SH       Sole                                       3000
Disney (Walt) Holding Co.      COM              254687106      129     4106 SH       Sole                                       4106
                                                               116     3680 SH                                                  3680
Emerson Electric Company       COM              291011104     1744    39916 SH       Sole                     3900             36016
                                                                59     1350 SH                                  50              1300
Exxon Mobil Corp.              COM              30231G102     2381    41713 SH       Sole                     5365             36348
                                                               328     5750 SH                                                  5750
General Electric Co.           COM              369604103     1193    82715 SH       Sole                     6630             76085
                                                               120     8350 SH                                                  8350
General Mills Inc.             COM              370334104      227     6400 SH       Sole                                       6400
IBM Corp.                      COM              459200101     1373    11118 SH       Sole                     1445              9673
                                                               259     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1463    24765 SH       Sole                     2992             21773
                                                                32      550 SH                                                   550
Lowe's Companies, Inc.         COM              548661107     1238    60620 SH       Sole                     7610             53010
                                                                52     2550 SH                                                  2550
MSCI EAFE Ishares              COM              464287465     3485    74920 SH       Sole                     7090             67830
                                                                40      865 SH                                 290               575
MSCI Emerging Markets Ishares  COM              464287234     6652   178240 SH       Sole                    17935            160305
                                                                68     1809 SH                                  99              1710
P P G Industries Inc.          COM              693506107     1440    23836 SH       Sole                     2790             21046
                                                                12      200 SH                                                   200
PepsiCo Inc.                   COM              713448108     2013    33021 SH       Sole                     5617             27404
                                                               357     5850 SH                                                  5850
Procter & Gamble Co.           COM              742718109      630    10502 SH       Sole                                      10502
                                                               221     3692 SH                                                  3692
QEP Resources, Inc.            COM              74733V100      870    28207 SH       Sole                     3450             24757
                                                                11      350 SH                                                   350
Questar Corp.                  COM              748356102     1267    27857 SH       Sole                     3450             24407
                                                                16      350 SH                                                   350
Rogers Int'l Commodity Index   COM              870297801     2046   292707 SH       Sole                    28000            264707
                                                                36     5200 SH                                                  5200
S&P Mid Cap 400 Ishares        COM              464287507     9044   127172 SH       Sole                    11890            115282
                                                               110     1550 SH                                 100              1450
S&P Small Cap 600 Ishares      COM              464287804     5647   104305 SH       Sole                    10195             94110
                                                                84     1550 SH                                 100              1450
SPDR Gold Trust                COM              78463V107      221     1818 SH       Sole                       50              1768
Schlumberger Ltd.              COM              806857108     1837    33191 SH       Sole                     3530             29661
                                                               166     3000 SH                                                  3000
Sigma Aldrich Corp.            COM              826552101     2130    42740 SH       Sole                     5185             37555
                                                                87     1750 SH                                                  1750
Southern Company               COM              842587107     2076    62377 SH       Sole                     5450             56927
                                                               342    10265 SH                                 300              9965
Standard & Poor's 500 Dep. Rec COM              78462f103     1391    13478 SH       Sole                      559             12919
                                                                18      170 SH                                                   170
Stanley Black & Decker         COM              854502101     1371    27147 SH       Sole                     3570             23577
                                                                19      375 SH                                                   375
Stryker Corp.                  COM              863667101     2512    50177 SH       Sole                     3950             46227
                                                                19      375 SH                                                   375
Target Corp.                   COM              87612E106     1485    30201 SH       Sole                     3770             26431
                                                                66     1350 SH                                                  1350
Tortoise Energy Infrastructure COM              89147l100     1741    53828 SH       Sole                     6279             47549
                                                                80     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304      920    41148 SH       Sole                     5050             36098
                                                               108     4850 SH                                                  4850
WW Grainger                    COM              384802104     1538    15467 SH       Sole                     2060             13407
                                                                62      625 SH                                                   625
Walgreen Company               COM              931422109      968    36270 SH       Sole                     4570             31700
                                                                54     2040 SH                                                  2040